CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED)
Revenue	$ 22,675,117	$ 13,650,703
Cost of revenue	(21,876,277)	(12,437,327)
Gross profit	798,840	1,213,376
Operating expenses:
Allowance for doubtful debts	(2,005,902)	0
Selling expenses	(44,082)	(27,698)
General and administrative expenses	(2,521,813)	(1,226,826)
Research and development expenses	(589,090)	(347,464)
Total operating expenses	(5,160,887)	(1,601,988)
Loss from operations	(4,362,047)	(388,612)
Other income (expenses):
Interest expenses	(274,696)	(70,036)
Government subsidy income	426,629	1,165,091
Interest income	282	500,207
Other income (expenses)	42,795	(12,757)
Total other income, net	195,010	1,582,505
(Loss) income before income taxes	(4,167,037)	1,193,893
Provision for income taxes	(4,141)	(193,107)
Net (loss) income	(4,171,178)	1,000,786
Net (loss) income	(4,171,178)	1,000,786
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	3,767,765	1,208,367
Comprehensive (loss) income	$ (403,413)	$ 2,209,153
(Loss) earnings per share
Basic	$ 0.09	$ 0.05
Diluted	$ 0.09	$ 0.05
Weighted average shares outstanding
Basic	44,691,972	20,319,276
Diluted	51,752,349	20,319,276